FAIR VALUE MEASUREMENT - Fair value hierarchy for assets and liabilities (Details) - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Fair value hierarchy for assets and liabilities measured at fair value on recurring basis
Short-term investments (Note 3)	¥ 773,678,455	¥ 745,608,877
Level 2
Fair value hierarchy for assets and liabilities measured at fair value on recurring basis
Short-term investments (Note 3)	¥ 773,678,455	¥ 745,608,877